UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img933e81fb1.jpg]

Intermediate Bond Fund of America®

Investment portfolio

November 30, 2018

unaudited

Bonds, notes & other debt instruments 96.35% U.S. Treasury bonds & notes 48.46% U.S. Treasury 43.25%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2019	$50,500	$49,963
U.S. Treasury 1.50% 2019	344,100	339,905
U.S. Treasury 1.50% 2019	48,000	47,477
U.S. Treasury 1.625% 2019	161,150	160,106
U.S. Treasury 1.625% 2019	86,850	85,812
U.S. Treasury 1.75% 2019	35,800	35,526
U.S. Treasury 1.875% 2019	144,100	142,760
U.S. Treasury 1.25% 20201	175,500	172,483
U.S. Treasury 1.375% 2020	42,000	41,134
U.S. Treasury 1.375% 2020	27,450	26,920
U.S. Treasury 1.375% 2020	17,100	16,811
U.S. Treasury 1.375% 2020	17,156	16,699
U.S. Treasury 1.375% 2020	10,100	9,917
U.S. Treasury 1.50% 2020	131,700	129,215
U.S. Treasury 1.50% 2020	29,140	28,612
U.S. Treasury 1.625% 2020	80,000	78,179
U.S. Treasury 1.75% 2020	365,940	358,336
U.S. Treasury 1.75% 2020	138,920	136,197
U.S. Treasury 2.00% 2020	144,430	142,184
U.S. Treasury 2.25% 2020	82,300	81,739
U.S. Treasury 2.25% 2020	30,000	29,810
U.S. Treasury 2.75% 2020	57,000	56,942
U.S. Treasury 2.875% 2020	170,000	170,201
U.S. Treasury 8.75% 2020	12,200	13,239
U.S. Treasury 1.125% 20211	200,000	192,742
U.S. Treasury 1.125% 2021	93,876	89,718
U.S. Treasury 1.125% 2021	42,500	40,748
U.S. Treasury 1.25% 2021	40,000	38,622
U.S. Treasury 1.375% 2021	155,220	150,577
U.S. Treasury 1.375% 2021	50,000	48,278
U.S. Treasury 1.75% 2021	150,000	145,447
U.S. Treasury 2.00% 2021	75,000	73,396
U.S. Treasury 2.00% 2021	26,700	26,063
U.S. Treasury 2.375% 2021	30,000	29,704
U.S. Treasury 2.375% 2021	4,000	3,962
U.S. Treasury 2.875% 2021	12,500	12,518
U.S. Treasury 3.625% 2021	5,400	5,494
U.S. Treasury 8.00% 2021	20,000	22,913
U.S. Treasury 1.75% 2022	100,000	96,419
U.S. Treasury 1.75% 2022	23,300	22,505
U.S. Treasury 1.875% 2022	400,000	387,628
U.S. Treasury 1.875% 2022	89,000	85,903
U.S. Treasury 1.875% 2022	50,000	48,498
U.S. Treasury 1.875% 2022	50,000	48,335
U.S. Treasury 2.00% 2022	526,400	510,103
U.S. Treasury 2.00% 2022	44,060	42,669

Intermediate Bond Fund of America — Page 1 of 20

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2022	$60,000	$58,342
U.S. Treasury 1.50% 2023	72,620	68,705
U.S. Treasury 1.625% 2023	64,756	61,399
U.S. Treasury 1.625% 2023	21,000	19,929
U.S. Treasury 2.375% 2023	115,000	112,867
U.S. Treasury 2.50% 2023	518,855	511,497
U.S. Treasury 2.50% 2023	45,244	44,534
U.S. Treasury 2.625% 2023	246,711	244,503
U.S. Treasury 2.625% 2023	155,000	153,517
U.S. Treasury 2.75% 2023	120,000	119,513
U.S. Treasury 2.75% 2023	118,800	118,281
U.S. Treasury 2.875% 2023	541,381	541,949
U.S. Treasury 2.875% 2023	213,119	213,434
U.S. Treasury 7.125% 2023	15,000	17,527
U.S. Treasury 1.875% 2024	19,500	18,468
U.S. Treasury 2.00% 2024	40,000	38,214
U.S. Treasury 2.125% 2024	426,625	409,044
U.S. Treasury 2.125% 2024	63,000	60,493
U.S. Treasury 2.125% 2024	60,000	57,443
U.S. Treasury 2.25% 2024	49,600	48,120
U.S. Treasury 2.50% 2024	122,000	119,645
U.S. Treasury 2.75% 2025	175,000	173,161
U.S. Treasury 2.875% 2025	18,000	17,955
U.S. Treasury 2.875% 2025	13,000	12,972
U.S. Treasury 3.00% 2025	34,500	34,670
U.S. Treasury 2.875% 2028	17,500	17,309
U.S. Treasury 2.875% 2028	13,875	13,730
		7,799,630
U.S. Treasury inflation-protected securities 5.21%
U.S. Treasury Inflation-Protected Security 0.125% 20212	31,952	31,119
U.S. Treasury Inflation-Protected Security 0.125% 20222	77,848	75,261
U.S. Treasury Inflation-Protected Security 0.625% 20232	142,276	139,646
U.S. Treasury Inflation-Protected Security 0.125% 20242	123,320	117,793
U.S. Treasury Inflation-Protected Security 0.625% 20242	94,824	93,018
U.S. Treasury Inflation-Protected Security 0.625% 20262	106,236	103,288
U.S. Treasury Inflation-Protected Security 0.375% 20272	118,608	112,362
U.S. Treasury Inflation-Protected Security 2.125% 20412	1,256	1,474
U.S. Treasury Inflation-Protected Security 0.75% 20421,2	146,496	131,822
U.S. Treasury Inflation-Protected Security 1.375% 20442	92,064	94,412
U.S. Treasury Inflation-Protected Security 1.00% 20462	42,614	40,081
		940,276
Total U.S. Treasury bonds & notes		8,739,906
Corporate bonds & notes 26.40% Financials 8.69%
ABN AMRO Bank NV 2.65% 20213	33,500	32,916
ACE INA Holdings Inc. 2.30% 2020	3,075	3,016
ACE INA Holdings Inc. 2.875% 2022	1,060	1,038
American Express Co. 2.20% 2020	17,500	17,088
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)4	36,217	35,501

Intermediate Bond Fund of America — Page 2 of 20

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)4	$29,500	$29,235
Bank of New York Mellon Corp. 2.60% 2022	25,000	24,289
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,662
Bank of New York Mellon Corp. 3.50% 2023	13,500	13,427
Barclays Bank PLC 3.65% 2025	10,000	9,204
Barclays Bank PLC 4.375% 2026	10,000	9,478
BB&T Corp. 1.45% 2019	10,000	9,938
BB&T Corp. 2.25% 2020	17,500	17,226
BB&T Corp. (3-month USD-LIBOR + 2.25%) 2.541% 20205	10,000	9,976
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,836
BNP Paribas 5.00% 2021	8,000	8,256
BNP Paribas 3.50% 20233	20,500	19,779
BNP Paribas 3.375% 20253	8,725	8,134
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 20193,5,6,7,8	2,708	2,708
CBOE Holdings, Inc. 1.95% 2019	12,600	12,514
Charles Schwab Corp. 3.85% 2025	25,600	25,698
Citigroup Inc. 3.40% 2021	15,000	14,912
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)4	20,950	20,471
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)4	15,000	14,917
Cooperatieve Rabobank U.A. 2.75% 2023	37,500	35,950
Crédit Agricole SA 3.75% 20233	16,000	15,557
Crédit Agricole SA 4.375% 20253	3,025	2,913
Credit Suisse Group AG 3.00% 2021	10,500	10,283
Credit Suisse Group AG 3.80% 2022	10,784	10,665
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)3,4	19,725	18,742
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)3,4	5,300	5,241
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)3,4	1,675	1,548
Danske Bank AS 2.80% 20213	14,698	14,316
Danske Bank AS 3.875% 20233	15,000	14,351
Discover Financial Services 3.35% 2023	10,000	9,625
DNB ASA 2.125% 20203	5,200	5,081
DNB ASA 2.375% 20213	20,000	19,390
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,676
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)4	54,100	51,676
Goldman Sachs Group, Inc. 3.75% 2026	9,750	9,244
Groupe BPCE SA 5.70% 20233	2,245	2,313
Groupe BPCE SA 5.15% 20243	5,300	5,289
HSBC Holdings PLC 4.00% 2022	2,950	2,969
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)4	6,315	6,057
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)4	25,000	24,325
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)4	1,175	1,159
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)4	22,275	21,760
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)4	9,400	9,214
Intesa Sanpaolo SpA 3.375% 20233	1,500	1,349
Intesa Sanpaolo SpA 5.017% 20243	9,345	8,208
Intesa Sanpaolo SpA 3.875% 20273	5,000	4,084
JPMorgan Chase & Co. 2.25% 2020	5,000	4,940
JPMorgan Chase & Co. 2.55% 2020	5,980	5,875
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)4	12,000	11,883

Intermediate Bond Fund of America — Page 3 of 20

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)4	$35,000	$34,638
JPMorgan Chase & Co. 4.15% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)4	12,250	12,230
Lloyds Banking Group PLC 4.05% 2023	40,000	39,069
Lloyds Banking Group PLC 4.45% 2025	11,150	10,949
Metropolitan Life Global Funding I 1.75% 20183	24,560	24,551
Metropolitan Life Global Funding I 2.30% 20193	4,720	4,709
Metropolitan Life Global Funding I 2.00% 20203	830	816
Metropolitan Life Global Funding I 2.40% 20213	22,500	22,038
Mitsubishi UFJ Financial Group, Inc. 3.761% 2023	12,500	12,477
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)4	35,000	34,497
Morgan Stanley 3.125% 2026	3,570	3,265
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)3,4	11,620	11,140
New York Life Global Funding 1.50% 20193	21,365	21,049
New York Life Global Funding 2.10% 20193	32,000	31,983
New York Life Global Funding 1.95% 20203	14,125	13,779
New York Life Global Funding 1.95% 20203	7,200	7,101
New York Life Global Funding 1.70% 20213	12,500	11,961
New York Life Global Funding 2.00% 20213	12,274	11,908
Nordea Bank AB 1.625% 20193	30,000	29,640
Nordea Bank AB 2.25% 20213	15,000	14,521
PNC Bank 1.70% 2018	25,000	24,996
PNC Bank 2.40% 2019	3,260	3,241
PNC Bank 2.00% 2020	14,250	13,959
PNC Bank 2.50% 2021	25,000	24,500
PNC Financial Services Group, Inc. 2.854% 20224	5,000	4,847
Rabobank Nederland 2.25% 2019	10,000	9,991
Rabobank Nederland 4.625% 2023	10,000	10,065
Royal Bank of Canada 2.125% 2020	10,000	9,875
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)4	23,500	22,413
Santander Holdings USA, Inc. 3.70% 2022	15,000	14,659
Skandinaviska Enskilda Banken AB 2.375% 20193	20,000	19,961
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	12,432
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	20,543
Skandinaviska Enskilda Banken AB 2.80% 2022	5,800	5,653
Standard Chartered PLC 2.10% 20193	5,000	4,959
Sumitomo Mitsui Banking Corp. 2.784% 2022	19,000	18,410
Svenska Handelsbanken AB 1.50% 2019	1,380	1,364
Svenska Handelsbanken AB 2.25% 2019	18,858	18,770
Swedbank AB 2.375% 20193	20,000	19,989
Swedbank AB 2.20% 20203	40,724	40,143
Swedbank AB 2.80% 20223	15,000	14,606
Toronto-Dominion Bank 1.90% 2019	10,000	9,896
Toronto-Dominion Bank 2.55% 2021	20,000	19,699
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)3,4	17,350	16,583
UniCredit SpA 3.75% 20223	23,650	22,281
UniCredit SpA 4.625% 20273	5,000	4,386
Unum Group 5.625% 2020	1,100	1,136
US Bancorp 2.00% 2020	1,000	987
US Bancorp 2.05% 2020	20,000	19,543
US Bancorp 3.40% 2023	41,250	40,747
Wells Fargo & Co. 2.15% 2019	25,000	24,722
Wells Fargo & Co. 2.55% 2020	6,525	6,389

Intermediate Bond Fund of America — Page 4 of 20

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.625% 2022	$20,700	$19,844
Wells Fargo & Co. 3.55% 2023	16,500	16,227
		1,567,039
Health care 4.08%
AbbVie Inc. 2.50% 2020	2,285	2,252
AbbVie Inc. 3.75% 2023	25,000	24,629
Allergan PLC 3.00% 2020	12,085	12,011
Allergan PLC 3.45% 2022	11,400	11,159
Allergan PLC 3.80% 2025	5,045	4,846
Amgen Inc. 1.90% 2019	15,000	14,916
AstraZeneca PLC 2.375% 2022	9,597	9,152
AstraZeneca PLC 3.50% 2023	18,850	18,474
Baxalta Inc. 4.00% 2025	1,220	1,178
Bayer US Finance II LLC 3.875% 20233	55,569	54,336
Bayer US Finance II LLC 4.375% 20283	5,334	5,127
Becton, Dickinson and Co. 2.894% 2022	650	627
Biogen Inc. 2.90% 2020	14,200	14,043
Boston Scientific Corp. 3.375% 2022	2,000	1,967
Celgene Corp. 3.25% 2023	13,054	12,628
Cigna Corp. 3.75% 20233	31,020	30,635
Cigna Corp. 4.125% 20253	8,415	8,324
Cigna Corp. 4.375% 20283	4,280	4,211
CVS Health Corp. 3.35% 2021	26,535	26,300
CVS Health Corp. 4.30% 2028	36,275	35,402
EMD Finance LLC 2.40% 20203	43,680	43,033
EMD Finance LLC 2.95% 20223	34,620	33,790
EMD Finance LLC 3.25% 20253	26,850	25,406
Gilead Sciences, Inc. 1.85% 2019	20,655	20,451
GlaxoSmithKline PLC 3.125% 2021	29,350	29,206
GlaxoSmithKline PLC 3.375% 2023	10,775	10,672
Johnson & Johnson 2.625% 2025	18,035	17,212
Medtronic, Inc. 1.70% 2019	50,000	49,822
Merck & Co., Inc. 2.80% 2023	16,547	16,120
Novartis AG 5.125% 2019	6,500	6,527
Roche Holdings, Inc. 2.25% 20193	375	372
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 2.726% 20193,5	8,500	8,515
Roche Holdings, Inc. 2.875% 20213	3,025	2,989
Roche Holdings, Inc. 1.75% 20223	14,665	13,991
Roche Holdings, Inc. 3.35% 20243	29,625	29,249
Roche Holdings, Inc. 3.00% 20253	1,710	1,638
Shire PLC 1.90% 2019	16,360	16,111
Shire PLC 2.40% 2021	14,178	13,601
Shire PLC 2.875% 2023	40,220	37,691
Takeda Pharmaceutical Co., Ltd. 3.80% 20203	6,440	6,458
Takeda Pharmaceutical Co., Ltd. 4.00% 20213	10,000	10,045
Takeda Pharmaceutical Co., Ltd. 4.40% 20233	10,383	10,482
UnitedHealth Group Inc. 2.125% 2021	26,195	25,536
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,493
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,178
		736,805

Intermediate Bond Fund of America — Page 5 of 20

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 2.76%	Principal amount (000)	Value (000)
Altria Group, Inc. 2.625% 2020	$4,775	$4,731
Anheuser-Busch InBev NV 2.65% 2021	21,000	20,588
Anheuser-Busch InBev NV 3.50% 2024	16,875	16,294
British American Tobacco PLC 2.297% 2020	23,400	22,773
British American Tobacco PLC 2.764% 2022	9,240	8,759
Coca-Cola Co. 2.20% 2022	2,500	2,423
Colgate-Palmolive Co. 2.25% 2022	21,700	20,879
Conagra Brands, Inc. 4.30% 2024	41,980	41,853
Costco Wholesale Corp. 2.15% 2021	2,500	2,440
Costco Wholesale Corp. 2.30% 2022	23,770	23,081
Keurig Dr. Pepper Inc. 3.551% 20213	32,072	31,800
Keurig Dr. Pepper Inc. 4.057% 20233	28,765	28,394
Keurig Dr. Pepper Inc. 4.417% 20253	10,321	10,179
Molson Coors Brewing Co. 1.90% 2019	3,450	3,438
Molson Coors Brewing Co. 2.25% 2020	1,275	1,253
Nestle Holdings, Inc. 3.35% 20233	16,750	16,648
PepsiCo, Inc. 2.00% 2021	1,750	1,706
PepsiCo, Inc. 2.25% 2022	1,500	1,452
Philip Morris International Inc. 1.875% 2019	2,400	2,396
Philip Morris International Inc. 2.00% 2020	3,915	3,855
Philip Morris International Inc. 2.90% 2021	8,850	8,688
Philip Morris International Inc. 2.375% 2022	15,175	14,424
Philip Morris International Inc. 2.50% 2022	20,000	19,080
Philip Morris International Inc. 2.625% 2022	1,140	1,101
Philip Morris International Inc. 2.125% 2023	1,962	1,822
Procter & Gamble Co. 1.75% 2019	25,000	24,765
Reckitt Benckiser Group PLC 2.375% 20223	15,025	14,347
Reynolds American Inc. 3.25% 2020	7,355	7,293
Reynolds American Inc. 4.00% 2022	960	951
Reynolds American Inc. 4.45% 2025	10,940	10,650
Unilever Capital Corp. 1.375% 2021	15,000	14,285
Wal-Mart Stores, Inc. 3.125% 2021	25,270	25,262
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,402
Wal-Mart Stores, Inc. 3.40% 2023	78,680	78,582
WM. Wrigley Jr. Co. 3.375% 20203	9,106	9,097
		497,691
Utilities 2.42%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20253	10,375	10,239
Berkshire Hathaway Energy Co. 2.40% 2020	10,500	10,394
CenterPoint Energy, Inc. 3.60% 2021	25,000	24,914
CMS Energy Corp. 3.00% 2026	2,000	1,839
Consolidated Edison, Inc. 2.00% 2020	11,850	11,624
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,946
Duke Energy Carolinas, Inc. 3.05% 2023	20,000	19,678
Duke Energy Corp. 3.75% 2024	8,200	8,117
Duke Energy Progress, LLC 3.375% 2023	10,455	10,382
Edison International 2.125% 2020	18,000	17,472
Edison International 2.40% 2022	13,525	12,529
Enel Finance International SA 2.75% 20233	23,725	21,520
Enel Finance International SA 4.25% 20233	20,000	19,173
Enel Finance International SA 3.625% 20273	6,275	5,416
Enersis Américas SA 4.00% 2026	865	806
Entergy Louisiana, LLC 3.30% 2022	1,679	1,647

Intermediate Bond Fund of America — Page 6 of 20

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 2.50% 2021	$16,225	$15,878
Eversource Energy 2.375% 2022	1,414	1,358
Exelon Corp. 2.45% 2021	12,840	12,480
Exelon Corp. 3.497% 20224	2,185	2,121
FirstEnergy Corp., Series B, 4.25% 2023	7,550	7,596
Iberdrola Finance Ireland 5.00% 20193	5,000	5,065
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	1,986
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	27,666
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	15,297
Niagara Mohawk Power Corp. 3.508% 20243	3,055	3,016
Pacific Gas and Electric Co. 3.85% 2023	32,239	29,166
Pacific Gas and Electric Co. 4.25% 20233	13,445	12,539
Pacific Gas and Electric Co. 3.30% 2027	5,275	4,379
Public Service Co. of Colorado 2.25% 2022	7,000	6,692
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,524
Public Service Enterprise Group Inc. 2.00% 2021	8,271	7,849
Public Service Enterprise Group Inc. 2.65% 2022	7,500	7,156
Puget Energy, Inc. 6.50% 2020	4,222	4,452
South Carolina Electric & Gas Co. 3.50% 2021	19,475	19,378
Southern California Edison Co. 2.90% 2021	42,500	41,632
Southern California Edison Co. 1.845% 20228	2,288	2,210
Teco Finance, Inc. 5.15% 2020	3,000	3,061
Virginia Electric and Power Co. 2.95% 2022	4,662	4,571
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,324
Xcel Energy Inc. 2.60% 2022	5,000	4,857
		435,949
Industrials 2.18%
3M Co. 2.25% 2023	36,654	34,975
3M Co. 3.25% 2024	18,500	18,357
Boeing Co. 2.80% 2023	24,455	23,947
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20228	137	147
ERAC USA Finance Co. 2.70% 20233	25,000	23,599
General Dynamics Corp. 3.00% 2021	28,750	28,598
Honeywell International Inc. 1.85% 2021	12,500	11,992
Lockheed Martin Corp. 2.50% 2020	3,260	3,207
Northrop Grumman Corp. 2.55% 2022	10,000	9,567
Siemens AG 1.30% 20193	40,000	39,448
Siemens AG 2.15% 20203	2,000	1,967
Siemens AG 1.70% 20213	25,500	24,241
Siemens AG 2.70% 20223	22,500	21,957
Union Pacific Corp. 3.2% 2021	21,010	20,953
Union Pacific Corp. 3.50% 2023	38,750	38,529
United Parcel Service, Inc. 2.50% 2023	30,000	28,925
United Technologies Corp. 3.35% 2021	9,400	9,379
United Technologies Corp. 3.65% 2023	54,250	53,527
		393,315
Consumer discretionary 2.15%
Amazon.com, Inc. 3.30% 2021	19,500	19,593
Amazon.com, Inc. 2.40% 2023	20,000	19,152
Amazon.com, Inc. 2.80% 2024	9,000	8,614
American Honda Finance Corp. 2.65% 2021	25,000	24,651
American Honda Finance Corp. 2.60% 2022	12,000	11,601

Intermediate Bond Fund of America — Page 7 of 20

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 1.45% 20193	$20,000	$19,733
Bayerische Motoren Werke AG 2.15% 20203	10,000	9,860
Bayerische Motoren Werke AG 3.10% 20213	9,000	8,883
Bayerische Motoren Werke AG 3.45% 20233	858	840
DaimlerChrysler North America Holding Corp. 1.50% 20193	15,000	14,855
DaimlerChrysler North America Holding Corp. 2.70% 20203	7,500	7,391
DaimlerChrysler North America Holding Corp. 2.00% 20213	6,100	5,823
DaimlerChrysler North America Holding Corp. 2.20% 2021	5,600	5,356
DaimlerChrysler North America Holding Corp. 3.00% 20213	30,000	29,535
Ford Motor Credit Co. 2.943% 2019	15,000	14,993
Home Depot, Inc. 3.90% 2028	2,050	2,057
Hyundai Capital America 2.55% 20203	12,190	11,987
Hyundai Capital America 2.75% 20203	32,950	32,319
Hyundai Capital America 3.25% 20223	15,008	14,535
Hyundai Capital Services Inc. 2.625% 20203	2,090	2,043
McDonald’s Corp. 2.75% 2020	1,850	1,828
McDonald’s Corp. 2.625% 2022	5,395	5,252
Nissan Motor Co., Ltd. 2.60% 20223	10,000	9,471
Starbucks Corp. 2.20% 2020	21,760	21,289
Toyota Motor Credit Corp. 1.55% 2019	20,200	19,966
Toyota Motor Credit Corp. 2.15% 2020	2,000	1,976
Toyota Motor Credit Corp. 2.15% 2022	7,600	7,270
Toyota Motor Credit Corp. 2.70% 2023	6,275	6,055
Volkswagen Group of America Finance, LLC 4.00% 20213	23,023	22,976
Volkswagen Group of America Finance, LLC 4.25% 20233	19,500	19,163
Volkswagen Group of America Finance, LLC 4.625% 20253	8,490	8,300
		387,367
Energy 1.57%
BP Capital Markets PLC 3.79% 2024	30,000	30,055
Canadian Natural Resources Ltd. 2.95% 2023	25,000	23,904
Chevron Corp. 1.561% 2019	3,700	3,679
Chevron Corp. 2.10% 2021	17,500	17,022
Chevron Corp. 2.498% 2022	15,105	14,659
Enbridge Inc. 2.90% 2022	28,951	27,870
Enbridge Inc. 4.00% 2023	17,335	17,259
Enbridge Inc. 4.25% 2026	980	958
Energy Transfer Partners, LP 4.20% 2023	8,105	7,950
Energy Transfer Partners, LP 4.00% 2027	7,250	6,597
Exxon Mobil Corp. 2.222% 2021	15,000	14,666
Kinder Morgan Energy Partners, LP 3.50% 2021	6,190	6,131
Kinder Morgan, Inc. 3.05% 2019	3,785	3,758
Kinder Morgan, Inc. 3.15% 2023	35,000	33,610
Schlumberger BV 3.625% 20223	2,425	2,395
Schlumberger BV 4.00% 20253	3,940	3,869
Shell International Finance BV 2.125% 2020	7,605	7,493
Shell International Finance BV 1.875% 2021	20,000	19,312
Shell International Finance BV 3.50% 2023	40,434	40,313
Statoil ASA 2.75% 2021	2,120	2,091
		283,591

Intermediate Bond Fund of America — Page 8 of 20

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Communication services 1.03%	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	$30,000	$29,859
Comcast Corp. 3.70% 2024	45,360	45,251
Comcast Corp. 3.95% 2025	25,105	25,040
Deutsche Telekom International Finance BV 1.95% 20213	2,406	2,297
Deutsche Telekom International Finance BV 2.82% 20223	6,794	6,594
Deutsche Telekom International Finance BV 2.485% 20233	25,525	23,829
Vodafone Group PLC 3.75% 2024	44,050	42,985
Walt Disney Co. 2.45% 2022	10,000	9,689
		185,544
Real estate 0.84%
American Campus Communities, Inc. 3.35% 2020	10,000	9,947
American Campus Communities, Inc. 3.75% 2023	6,580	6,507
American Campus Communities, Inc. 4.125% 2024	17,225	17,126
Kimco Realty Corp. 3.20% 2021	11,085	10,926
Kimco Realty Corp. 3.30% 2025	10,000	9,388
Scentre Group 2.375% 20213	20,430	19,763
Scentre Group 3.25% 20253	1,500	1,399
Scentre Group 3.50% 20253	3,000	2,851
Simon Property Group, LP 2.75% 2023	15,000	14,417
WEA Finance LLC 2.70% 20193	8,885	8,845
WEA Finance LLC 3.25% 20203	21,300	21,158
WEA Finance LLC 3.75% 20243	7,790	7,631
Westfield Corp. Ltd. 3.15% 20223	21,945	21,502
		151,460
Information technology 0.66%
Apple Inc. 2.00% 2020	10,000	9,814
Apple Inc. 2.50% 2022	6,495	6,345
Microsoft Corp. 1.10% 2019	9,330	9,220
Microsoft Corp. 1.55% 2021	21,155	20,346
Microsoft Corp. 2.40% 2022	22,420	21,919
Oracle Corp. 1.90% 2021	12,500	12,033
Oracle Corp. 2.625% 2023	21,500	20,773
Visa Inc. 2.15% 2022	15,000	14,373
Visa Inc. 2.80% 2022	4,000	3,912
		118,735
Materials 0.02%
Georgia-Pacific Corp. 2.539% 20193	2,500	2,481
Sherwin-Williams Co. 2.75% 2022	1,700	1,632
		4,113
Total corporate bonds & notes		4,761,609
Mortgage-backed obligations 9.52% Federal agency mortgage-backed obligations 7.50%
Fannie Mae 9.121% 20268	14	15
Fannie Mae 3.00% 20278	11,284	11,209
Fannie Mae 3.00% 20288	8,051	7,985
Fannie Mae 3.00% 20338,9	50,000	49,353
Fannie Mae 3.50% 20338,9	44,237	44,368
Fannie Mae 4.00% 20338	78,373	80,104
Fannie Mae 3.50% 20348	421	423

Intermediate Bond Fund of America — Page 9 of 20

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20348,9	$120,000	$122,107
Fannie Mae 4.00% 20368	2,231	2,276
Fannie Mae 4.00% 20368	155	158
Fannie Mae 7.00% 20378	74	81
Fannie Mae 5.50% 20408	380	407
Fannie Mae 4.50% 20468	1,682	1,731
Fannie Mae 4.00% 20478	35,826	36,093
Fannie Mae 4.00% 20478	5,359	5,399
Fannie Mae 4.00% 20478	4,878	4,911
Fannie Mae 4.00% 20488,9	9,990	10,049
Fannie Mae 4.50% 20488,9	29,698	30,589
Fannie Mae 4.50% 20488,9	28,203	29,003
Fannie Mae 5.00% 20488	4,513	4,730
Fannie Mae 4.00% 20498,9	35,910	36,084
Fannie Mae 4.50% 20498,9	104,847	107,676
Fannie Mae 4.50% 20498,9	70,140	71,942
Fannie Mae, Series 2001-4, Class NA, 9.101% 20255,8	4	4
Fannie Mae, Series 2001-4, Class GA, 9.196% 20255,8	15	16
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20298	207	236
Fannie Mae, Series 2001-20, Class D, 11.005% 20315,8	—10	—10
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20418	81	91
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20418	313	356
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20368	526	473
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 20378	1,409	1,245
Freddie Mac 3.50% 20338,9	88,782	89,017
Freddie Mac 4.00% 20368	3,024	3,048
Freddie Mac 4.00% 20368	1,197	1,218
Freddie Mac 3.50% 20378	24,487	24,427
Freddie Mac 4.00% 20378	10,251	10,425
Freddie Mac 3.162% 20455,8	10,706	10,744
Freddie Mac 4.50% 20468	1,572	1,621
Freddie Mac 4.50% 20468	753	777
Freddie Mac 4.50% 20468	322	333
Freddie Mac 4.50% 20478	7,026	7,234
Freddie Mac 4.00% 20488,9	26,000	26,156
Freddie Mac 4.50% 20488,9	35,200	36,205
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.707% 20235,8	7	7
Freddie Mac, Series T-041, Class 3A, 5.517% 20325,8	207	218
Freddie Mac, Series 4582, Class GA, 3.75% 20525,8	71,126	72,074
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 20258	40,000	39,948
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20255,8	61,000	62,123
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 20268	20,200	19,024
Freddie Mac, Series K062, Class A2, Multi Family, 3.413% 20268	20,000	19,863
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 20278	9,235	8,982
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 20278	9,500	9,392
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 20288	9,286	9,132
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 20285,8	16,965	17,023
Freddie Mac, Series K085, Class A2, Multi Family, 3.75% 20285,8	7,333	7,567
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 20288	7,400	7,535
Freddie Mac, Series K076, Class A2, Multi Family, 3.9% 20288	21,415	21,889
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 20285,8	18,000	18,439
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 20498	31,580	31,058
Freddie Mac, Series 3171, Class MO, principal only, 0% 20368	1,246	1,107
Freddie Mac, Series 3213, Class OG, principal only, 0% 20368	708	626

Intermediate Bond Fund of America — Page 10 of 20

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3292, Class BO, principal only, 0% 20378	$174	$147
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20568	14,872	14,414
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20565,8	17,110	16,617
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20568	14,128	13,602
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 20575,8	1,054	1,010
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20578	18,564	18,019
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20578	820	796
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 20288	2,115	2,097
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 20285,8	23,655	23,397
Government National Mortgage Assn. 4.50% 20428	16	17
Government National Mortgage Assn. 3.00% 20478	6,639	6,397
Government National Mortgage Assn. 3.00% 20478	5,911	5,696
Government National Mortgage Assn. 5.00% 20498,9	28,902	30,113
Government National Mortgage Assn. 5.00% 20498,9	4,098	4,264
		1,352,912
Collateralized mortgage-backed obligations (privately originated) 2.02%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20483,5,8	50,299	50,204
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20683,8	9,515	9,496
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.265% 20245,8	49	49
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20328	129	143
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20328	111	121
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20338	185	198
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20338	420	454
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 20273,5,6,8	9,509	9,488
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.840% 20273,5,6,8	8,860	8,777
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 20273,5,8	1,000	986
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 20283,5,8	25,803	25,859
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 20583,5,8	22,700	22,688
Homeward Opportunities Fund Trust 3.766% 20483,8	17,882	17,853
Mello Warehouse Securitization Trust, 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.165% 20513,5,8	20,290	20,337
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 20573,5,8	859	838
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20273,5,6,8	17,404	17,317
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 20273,6,8	4,965	4,929
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 20283,8	11,949	11,963
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20283,6,8	6,653	6,640
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 20283,8	7,200	7,182
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20283,5,6,8	40,700	40,679
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20433,8	66	66
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 20283,5,8	16,350	16,361
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20483,5,8	17,390	17,396
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 20483,8	27,315	27,241
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.115% 20503,5,8	28,005	27,992
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,5,8	1,617	1,589
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.915% 20573,5,8	16,572	16,577
		363,423
Total mortgage-backed obligations		1,716,335
Asset-backed obligations 6.19%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20203,8	4,468	4,468
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,8	10,000	9,913
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20213,8	9,180	9,056

Intermediate Bond Fund of America — Page 11 of 20

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20223,8	$8,020	$7,916
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77% 20228	25,650	25,191
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93% 20228	23,906	23,584
American Express Credit Account Master Trust, Series 2018-1, Class A, 2.67% 20228	500	498
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58% 20208	256	256
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 20218	1,000	999
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.479% 20253,5,8	5,598	5,599
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20208	2,136	2,131
CarMaxAuto Owner Trust, Series 2018-3, Class A2A, 2.88% 20218	36,000	35,911
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 20218	92,775	91,845
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 20218	10,890	10,798
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 20218	9,000	8,988
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 20218	3,893	3,846
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20218	3,500	3,483
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92% 20228	60,507	59,628
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20203,8	1,284	1,283
CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48% 20203,8	3,208	3,205
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 20213,8	8,399	8,373
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 20213,8	2,674	2,662
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 20213,8	2,621	2,613
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 20213,8	16,851	16,838
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20223,8	357	354
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 20223,8	6,850	6,795
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 20223,8	10,500	10,491
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 20223,8	10,725	10,745
CPS Auto Receivables Trust, Series 2017-C, Class C, 2.86% 20233,8	155	154
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20218	9,315	9,273
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 20208	4,100	4,099
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 20208	36,519	36,493
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 20208	6,960	6,955
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36% 20218	296	295
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 20213,8	151	151
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20213,8	7,320	7,315
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20213,8	43	43
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 20218	3,475	3,467
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20228	8,000	7,988
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20223,8	8,850	8,838
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20238	10,925	10,895
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 20238	2,240	2,226
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20203,8	64	64
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 20203,8	1,318	1,317
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 20213,8	21,851	21,805
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 20213,8	16,221	16,191
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 20213,8	11,570	11,549
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 20213,8	19,637	19,594
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,8	5,430	5,417
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 20223,8	2,750	2,744
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,8	895	895
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 20223,8	31,131	31,096
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 20233,8	10,000	9,962
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20233,8	415	414
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 20233,8	2,500	2,499
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.416% 20253,5,8	3,169	3,169
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,8	2,854	2,838

Intermediate Bond Fund of America — Page 12 of 20

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20203,8	$1,377	$1,382
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20213,8	3,014	3,001
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 20213,8	12,682	12,652
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 20213,8	6,174	6,164
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 20213,8	237	237
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 20213,8	36,214	36,187
Exeter Automobile Receivables Trust, Series 2016-1A, Class C, 5.52% 20213,8	2,500	2,536
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 20223,8	425	423
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 20223,8	2,825	2,852
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20203,8	5,814	5,812
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,8	570	569
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,8	4,725	4,707
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 20223,8	2,096	2,085
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20263,8	42,650	42,139
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,8	47,255	47,118
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20313,8	49,225	47,863
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20218	10,000	9,910
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20408	164	165
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71% 20218	43,000	42,903
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 20243,8	17,500	17,472
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 20378	773	759
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 20378	2,027	1,990
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.65% 20208	452	451
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 20218	1,419	1,418
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20218	7,000	6,976
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20218	4,096	4,093
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20218	5,790	5,773
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20218	4,632	4,630
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20218	3,642	3,642
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 20218	19,400	19,377
Santander Drive Auto Receivables Trust, Series 2014-5, Class D, 3.21% 20218	958	958
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20228	2,500	2,479
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 20228	2,390	2,374
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20228	16,856	16,855
SLM Private Credit Student Loan Trust, Series 2008-3, Class A3, (3-month USD-LIBOR + 1.00%) 3.49% 20215,8	161	161
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.24% 20235,8	3,983	3,949
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.39% 20235,8	5,455	5,465
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.59% 20235,8	4,315	4,359
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.99% 20235,8	5,237	5,300
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.715% 20255,8	6,454	6,316
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.466% 20253,5,8	27,968	27,971
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20248	19,840	19,847
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20213,8	10,000	9,938
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,8	10,000	9,915
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,8	7,895	7,876
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 20203,8	4,682	4,666
Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.07% 20213,8	3,809	3,806
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20213,8	7,182	7,171
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20223,8	12,405	12,391

Intermediate Bond Fund of America — Page 13 of 20

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 20233,8	$175	$173
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,8	521	519
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 20238	675	667
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 20238	5,445	5,408
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 20238	4,695	4,670
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 20238	2,850	2,852
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20258	18,800	18,838
		1,115,425
Bonds & notes of governments & government agencies outside the U.S. 5.09%
Asian Development Bank 2.75% 2023	21,359	21,141
Bank Nederlandse Gemeenten NV 1.75% 20203	29,400	28,771
Bank Nederlandse Gemeenten NV 2.375% 20223	10,000	9,792
Belgium (Kingdom of) 1.125% 20193	30,900	30,570
Caisse d’Amortissement de la Dette Sociale 3.375% 20243	9,090	9,198
Council of Europe Development Bank 1.00% 2019	40,000	39,900
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,113
European Investment Bank 1.25% 2019	21,430	21,092
European Investment Bank 1.375% 2021	26,667	25,555
European Investment Bank 2.00% 2022	11,000	10,579
European Investment Bank 2.25% 2022	15,020	14,673
European Stability Mechanism 2.125% 20223	58,322	56,336
Export Development Canada 2.50% 2023	24,000	23,550
Inter-American Development Bank 1.25% 2021	40,000	38,250
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,707
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,350
International Bank for Reconstruction and Development 1.625% 2021	19,500	18,964
Japan Bank for International Cooperation 2.125% 2020	32,200	31,731
Japan Bank for International Cooperation 2.125% 2020	25,000	24,676
Japan Bank for International Cooperation 2.125% 2020	12,700	12,470
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.801% 20205	16,552	16,649
Japan Bank for International Cooperation 3.125% 2021	38,336	38,312
Japan Finance Organization for Municipalities 2.625% 20223	13,000	12,681
KfW 2.125% 2022	16,655	16,191
KfW 2.375% 2022	15,000	14,626
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	27,268
Lithuania (Republic of) 7.375% 2020	15,000	15,728
Lithuania (Republic of) 6.625% 20223	23,244	25,351
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,219
Poland (Republic of) 6.375% 2019	2,825	2,885
Poland (Republic of) 3.00% 2023	10,000	9,763
Poland (Republic of) 4.00% 2024	9,215	9,337
Poland (Republic of) 3.25% 2026	945	911
Portuguese Republic 5.125% 2024	36,500	37,872
Qatar (State of) 3.875% 20233	23,475	23,572
Quebec (Province of) 2.375% 2022	18,999	18,597
Saudi Arabia (Kingdom of) 2.875% 20233	11,645	11,148
Saudi Arabia (Kingdom of) 2.875% 2023	9,800	9,382
Saudi Arabia (Kingdom of) 4.00% 20253	26,220	25,814
Saudi Arabia (Kingdom of) 4.00% 2025	9,800	9,648
Sweden (Kingdom of) 1.25% 20213	40,000	38,205
Sweden (Kingdom of) 2.375% 20233	12,135	11,852

Intermediate Bond Fund of America — Page 14 of 20

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Swedish Export Credit Corp. 1.75% 2020	$11,000	$10,818
United Mexican States 4.15% 2027	12,262	11,737
		917,984
Federal agency bonds & notes 0.62%
Fannie Mae 2.125% 2026	24,820	23,225
Federal Home Loan Bank 1.75% 2018	89,000	88,979
		112,204
Municipals 0.07% New Jersey 0.04%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,497
Washington 0.03%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	4,135	4,122
Total municipals		11,619
Total bonds, notes & other debt instruments (cost: $17,673,975,000)		17,375,082
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative3	4,000	2,620
Total preferred securities (cost: $3,985,000)		2,620
Short-term securities 6.69%	Principal amount (000)
Alphabet Inc. 2.30% due 12/18/20183	$25,000	24,972
Chariot Funding, LLC 2.35%–2.39% due 12/27/2018–1/4/20193	94,100	93,902
Coca-Cola Co. 2.33% due 1/8/20193	20,000	19,949
Emerson Electric Co. 2.33% due 12/20/20183	42,300	42,245
ExxonMobil Corp. 2.28% due 12/21/2018	23,500	23,469
Fannie Mae 2.23% due 1/7/2019	84,000	83,813
Federal Home Loan Bank 2.20%–2.37% due 12/7/2018–2/25/2019	225,400	224,967
IBM Corp. 2.28% due 12/3/20183	50,000	49,991
Merck & Co. Inc. 2.30% due 12/28/20183	50,000	49,910
National Rural Utilities Cooperative Finance Corp. 2.35% due 12/10/2018–12/31/2018	19,800	19,780
Nordea Bank AB 2.17% due 12/3/20183	50,000	49,991
U.S. Treasury Bills 2.16%–2.33% due 12/11/2018–3/14/2019	484,800	483,213
Wal-Mart Stores, Inc. 2.32% due 12/18/20183	40,000	39,954
Total short-term securities (cost: $1,206,110,000)		1,206,156
Total investment securities 103.05% (cost: $18,884,070,000)		18,583,858
Other assets less liabilities (3.05)%		(550,191)
Net assets 100.00%		$18,033,667

Intermediate Bond Fund of America — Page 15 of 20

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount11 (000)	Value at 11/30/201812 (000)	Unrealized appreciation (depreciation) at 11/30/2018 (000)
90 Day Euro Dollar Futures	Short	1,307	December 2018	$(326,750)	$(317,609)	$104
90 Day Euro Dollar Futures	Short	2,986	September 2019	(746,500)	(724,329)	31
90 Day Euro Dollar Futures	Long	1,307	December 2019	326,750	316,866	749
2 Year U.S. Treasury Note Futures	Long	10,828	April 2019	2,165,600	2,284,539	781
5 Year U.S. Treasury Note Futures	Long	51,523	April 2019	5,152,300	5,820,087	11,336
10 Year U.S. Treasury Note Futures	Long	184	March 2019	18,400	21,979	19
10 Year Ultra U.S. Treasury Note Futures	Short	5,562	March 2019	(556,200)	(703,593)	(3,151)
20 Year U.S. Treasury Bond Futures	Short	112	March 2019	(11,200)	(15,670)	(69)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,850	March 2019	(185,000)	(281,952)	(251)
						$9,549

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 11/30/2018 (000)
3-month USD-LIBOR	2.806%	8/29/2020	$76,300	$219	$—	$219
2.5215%	U.S. EFFR	8/29/2020	181,380	(320)	—	(320)
2.5045%	U.S. EFFR	8/29/2020	247,620	(509)	—	(509)
2.622%	U.S. EFFR	9/14/2020	255,000	(40)	—	(40)
U.S. EFFR	2.508%	7/3/2023	660,645	3,778	—	3,778
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	2,085	—	2,085
3-month USD-LIBOR	2.2955%	10/2/2027	75,000	4,314	—	4,314
3-month USD-LIBOR	2.482%	7/3/2037	35,000	3,378	—	3,378
3-month USD-LIBOR	2.556%	11/3/2037	38,000	3,315	—	3,315
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(225)	—	(225)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	3,401	—	3,401
3-month USD-LIBOR	2.454%	1/15/2045	24,000	3,099	—	3,099
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	12,899	—	12,899
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	1,242	—	1,242
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	2,099	—	2,099
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	3,822	—	3,822
U.S. EFFR	2.166%	10/23/2047	20,000	2,483	—	2,483
U.S. EFFR	2.172%	11/8/2047	50,000	6,153	—	6,153
U.S. EFFR	2.145%	11/9/2047	61,400	7,886	—	7,886
U.S. EFFR	2.153%	11/10/2047	61,500	7,801	—	7,801
U.S. EFFR	2.155%	11/10/2047	34,550	4,369	—	4,369
U.S. EFFR	2.17%	11/13/2047	62,550	7,724	—	7,724
U.S. EFFR	2.5635%	2/12/2048	105,651	4,735	—	4,735
U.S. EFFR	2.4615%	3/15/2048	6,500	424	—	424
U.S. EFFR	2.485%	3/15/2048	6,500	393	—	393
2.98%	3-month USD-LIBOR	3/15/2048	6,500	(219)	—	(219)
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	(242)	—	(242)
U.S. EFFR	2.425%	3/16/2048	13,000	943	—	943
2.917%	3-month USD-LIBOR	3/16/2048	13,000	(601)	—	(601)
U.S. EFFR	2.42875%	4/18/2048	32,000	2,300	—	2,300
					$—	$86,706

Intermediate Bond Fund of America — Page 16 of 20

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments (000)	Unrealized appreciation at 11/30/2018 (000)
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	$400,000	$(4,599)	$(7,549)	$2,950

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $117,774,000, which represented .65% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,042,870,000, which represented 16.87% of the net assets of the fund.
4	Step bond; coupon rate may change at a later date.
5	Coupon rate may change periodically.
6	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $90,537,000, which represented .50% of the net assets of the fund.
7	Value determined using significant unobservable inputs.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Purchased on a TBA basis.
10	Amount less than one thousand.
11	Notional amount is calculated based on the number of contracts and notional contract size.
12	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Intermediate Bond Fund of America — Page 17 of 20

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $7,398,963,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,783,495,000 and $770,833,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Intermediate Bond Fund of America — Page 18 of 20

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,739,906	$—	$8,739,906
Corporate bonds & notes	—	4,758,901	2,708	4,761,609
Mortgage-backed obligations	—	1,716,335	—	1,716,335
Asset-backed obligations	—	1,115,425	—	1,115,425
Bonds & notes of governments & government agencies outside the U.S.	—	917,984	—	917,984
Federal agency bonds & notes	—	112,204	—	112,204
Municipals	—	11,619	—	11,619
Preferred securities	—	2,620	—	2,620
Short-term securities	—	1,206,156	—	1,206,156
Total	$—	$18,581,150	$2,708	$18,583,858

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,020	$—	$—	$13,020
Unrealized appreciation on interest rate swaps	—	88,862	—	88,862
Unrealized appreciation on credit default swaps	—	2,950	—	2,950
Liabilities:
Unrealized depreciation on futures contracts	(3,471)	—	—	(3,471)
Unrealized depreciation on interest rate swaps	—	(2,156)	—	(2,156)
Total	$9,549	$89,656	$—	$99,205

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Intermediate Bond Fund of America — Page 19 of 20

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-023-0119O-S66119	Intermediate Bond Fund of America — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2019